Assets and Liabilities Measured at Fair Value (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets:
Cash and cash equivalents	¥ 139,240	¥ 183,078
Derivatives	265	254
Total assets	181,203	218,724
Liabilities:
Derivatives	11,167	14,945
Total liabilities	11,167	14,945
Government Bonds
Assets:
Available-for-sale (noncurrent)	325	307
Corporate Bonds
Assets:
Available-for-sale (noncurrent)	636	481
Fund Trusts
Assets:
Available-for-sale (noncurrent)	84	68
Equity Securities
Assets:
Available-for-sale (noncurrent)	40,653	34,536
Fair Value, Inputs, Level 1
Assets:
Total assets	40,990	34,854
Fair Value, Inputs, Level 1 | Government Bonds
Assets:
Available-for-sale (noncurrent)	325	307
Fair Value, Inputs, Level 1 | Fund Trusts
Assets:
Available-for-sale (noncurrent)	12	11
Fair Value, Inputs, Level 1 | Equity Securities
Assets:
Available-for-sale (noncurrent)	40,653	34,536
Fair Value, Inputs, Level 2
Assets:
Cash and cash equivalents	139,240	183,078
Derivatives	265	254
Total assets	139,739	183,530
Liabilities:
Derivatives	11,167	14,945
Total liabilities	11,167	14,945
Fair Value, Inputs, Level 2 | Corporate Bonds
Assets:
Available-for-sale (noncurrent)	162	141
Fair Value, Inputs, Level 2 | Fund Trusts
Assets:
Available-for-sale (noncurrent)	72	57
Fair Value, Inputs, Level 3
Assets:
Total assets	474	340
Fair Value, Inputs, Level 3 | Corporate Bonds
Assets:
Available-for-sale (noncurrent)	¥ 474	¥ 340